Investments - Summary of Corporations investments Held by Maturity Date (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure Of Investment [Line Items]
Available for sale securities, debt maturities, next twelve months, fair value	$ 41,664
Available for sale securities, debt maturities, year two through five, fair value	61,489
Bonds
Disclosure Of Investment [Line Items]
Available for sale securities, debt maturities, next twelve months, fair value	41,664
Available for sale securities, debt maturities, year two through five, fair value	$ 61,489